Investment Properties - Franklin square property (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Line Items]
Advance deposits		$ 0		$ 0		$ 423,747
Depreciation expense				1,261,379	$ 1,060,303	1,461,630	$ 498,819
Capitalized tenant improvements		0	$ 0	31,284	0
Depreciation on capitalized tenant improvements		10,536	6,003	30,566	15,857	22,850	18,720
Capitalized leasing commissions		500	57,000	5,075	152,866
Amortization of capitalized leasing commissions		10,106	5,631	29,570	9,935	25,075	1,033
Amortization of tenant inducements		4,260	4,260	12,780	7,100	$ 11,360	$ 0
Investment property
Real Estate [Line Items]
Depreciation expense		$ 453,253	$ 399,637	$ 1,261,379	$ 1,060,303
Franklin Square Property
Real Estate [Line Items]
Amount of induce tenant to release restriction	$ 125,000